Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Disclosure Commitments and Contingencies [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

     At December 31, 2012, we had nine outstanding letter of credit obligations totaling $7,172,000 and expiring between 2013 and 2014. At December 31, 2012, we had outstanding construction in process of $162,984,000 for leased properties and were committed to providing additional funds of approximately $213,255,000 to complete construction. At December 31, 2012, we had contingent purchase obligations totaling $79,963,000, excluding our Sunrise-related commitment described in Note 21. These contingent purchase obligations relate to unfunded capital improvement obligations and contingent obligations on acquisitions. Rents due from the tenant are increased to reflect the additional investment in the property.

     We evaluate our leases for operating versus capital lease treatment in accordance with ASC Topic 840 “Leases.”  A lease is classified as a capital lease if it provides for transfer of ownership of the leased asset at the end of the lease term, contains a bargain purchase option, has a lease term greater than 75% of the economic life of the leased asset, or if the net present value of the future minimum lease payments are in excess of 90% of the fair value of the leased asset. Certain leases contain bargain purchase options and have been classified as capital leases. At December 31, 2012, we had operating lease obligations of $699,990,000 relating to certain ground leases and Company office space. We incurred rental expense relating to company office space of $1,534,000, $1,901,000 and $1,280,000 for the years ended December 31, 2012, 2011 and 2010, respectively. Regarding the ground leases, we have sublease agreements with certain of our operators that require the operators to reimburse us for our monthly operating lease obligations. At December 31, 2012, aggregate future minimum rentals to be received under these noncancelable subleases totaled $47,632,000.

     At December 31, 2012, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2013	$11,046	$73,562
2014	11,267	1,219
2015	11,072	8,984
2016	11,168	559
2017	11,180	559
Thereafter	644,257	970
Totals	$699,990	$85,853

(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $186,343,000 and accumulated depreciation of $8,639,000 are recorded in real property.